Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue
Operating Expenses
General and Administrative	1,496,725	3,518,527
Professional Fees	326,982	397,727
Officer’s Salary	734,427	516,332
Rent - Related Party	3,683	13,092
Research and Development	197,745	88,470
Total Operating Expenses	2,759,562	4,534,148
Loss from Operations	(2,759,562)	(4,534,148)
Other Income/(Expenses)
Gain on debt extinguishment (PPP)	90,100
Net change in unrealized depreciation on investment in gold bullion	(13,004)
Interest expense	(660,419)	(386,624)
Amortization of original issue discount	(4,702,918)	(50,505)
Total Other Income/(Expenses)	(5,286,241)	(437,129)
Net (Loss) before Provision for Income Taxes	(8,045,803)	(4,971,277)
Provision for Income Taxes
Net (Loss)	$ (8,045,803)	$ (4,971,277)
Net Income (Loss) Per Share - Basic and Diluted	$ (0.01)	$ (0.01)
Weighted average number of shares outstanding during the period - Basic and Diluted	877,612,187	848,651,465